Equity Offerings - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended	9 Months Ended
	Jun. 02, 2015	Jun. 30, 2015	Jun. 30, 2015	Sep. 30, 2015
Subsidiary or Equity Method Investee [Line Items]
General partner's contribution	$ 2,400
General partner interest in Partnership, percentage	2.00%		2.00%
Net proceeds from public offering and related General Partner's contribution	$ 116,600		$ 116,631
Common Units [Member]
Subsidiary or Equity Method Investee [Line Items]
Limited partnership common units sold	5,000,000	5,000,000		5,000,000